Akre Focus Fund
SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited)
Shares		Value
COMMON STOCKS: 89.3%
Capital Markets: 15.8%
10,791,000	Brookfield Asset Management, Inc. - Class A	$364,951,620
14,250,000	KKR & Co., Inc. - Class A	359,242,500
5,222,244	Moody's Corp.	1,273,705,311
		1,997,899,431
Entertainment: 1.9%
5,469,400	Live Nation Entertainment, Inc. (1)	245,411,978

Equity Real Estate Investment Trusts: 17.2%
6,149,293	American Tower Corp.	1,463,531,734
2,465,000	SBA Communications Corp.	714,652,800
		2,178,184,534
Health Care Equipment & Supplies: 2.1%
1,655,300	Danaher Corp.	270,575,338

Industrial Conglomerates: 4.3%
1,600,600	Roper Technologies, Inc.	545,852,618

Insurance: 2.9%
426,000	Markel Corp. (1)	368,847,840

IT Services: 18.3%
5,025,200	Mastercard, Inc. - Class A	1,381,779,244
5,222,600	Visa, Inc. - Class A	933,383,072
		2,315,162,316
Multiline Retail: 2.5%
4,051,264	Dollar Tree, Inc. (1)	322,764,203

Professional Services: 5.5%
505,353	CoStar Group, Inc. (1)	327,600,136
2,400,000	Verisk Analytics, Inc.	366,792,000
		694,392,136
Software: 9.5%
1,100,000	Adobe, Inc. (1)	389,004,000
1,528,900	Alarm.com Holdings, Inc. (1,2)	68,387,697
609,764	ANSYS, Inc. (1)	159,654,508
610,000	Constellation Software, Inc.	586,589,533
		1,203,635,738
Specialty Retail: 9.3%
7,827,621	CarMax, Inc. (1)	576,504,287
1,543,200	O'Reilly Automotive, Inc. (1)	596,199,888
		1,172,704,175
TOTAL COMMON STOCKS
(Cost $5,334,747,529)		11,315,430,307

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 0.0% (3)
103,400	First American Government Obligations Fund - Class Z, 0.210% (4)	103,400
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $103,400)		103,400

TOTAL INVESTMENTS IN SECURITIES: 89.3%
(Cost $5,334,850,929)		11,315,533,707
Other Assets in Excess of Liabilities: 10.7%		1,358,592,655
TOTAL NET ASSETS: 100.0%		$12,674,126,362

(1)	Non-income producing security.
(2)	This security or a portion of this security was out on loan as of April 30, 2020. Total loaned securities had a value of $98,406 or less than 0.1% of net assets.
(3)	Does not round to 0.1% or (0.1)% of net assets, as applicable.
(4)	Annualized seven-day effective yield as of April 30, 2020.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Akre Focus Fund's (the "Fund") administrator, U.S. Bancorp Fund Services, LLC.

Akre Focus Fund
Summary of Fair Value Exposure at April 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$11,315,430,307	$-	$-	$11,315,430,307
Investments Purchased with Cash Proceeds from Securities Lending	103,400	-	-	103,400
Total Investments in Securities	$11,315,533,707	$-	$-	$11,315,533,707